Contingent Consideration - Disclosure of Contingent Consideration (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Contingent consideration [abstract]
Opening balance	$ 2,699,010	$ 1,762,656
Change in fair value	988,179	936,354
Closing balance	$ 3,687,189	$ 2,699,010